Dividend	12 Months Ended
Dec. 31, 2012
Dividend
23.	DIVIDEND

Pursuant to a Board of Directors’ resolution dated February 24, 2012, the Company declared a total dividends of RMB446,302,773 (US$71,636,534) paid out of the Company’s 2011 net distributable profits, which are determined using an equity method basis of accounting for the stand-alone listed company financial statements, to the shareholders of the Company who were registered members of the Company as of March 23, 2012.

The payments of these dividends were financed out of available cash held by the Company, subsequent to the declaration of dividends to the Company by Zhengtu Information (Note 17). In 2010, 2011 and 2012, the Company has paid dividends of RMB279,122,994, RMB4,810,164,772 and RMB446,302,773 (US$71,636,534) respectively.